UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus New Jersey
Municipal Money
Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets generally rebounded for most of the reporting period before weakening again in the spring of 2012 due to a resurgent sovereign debt crisis in Europe and disappointing economic data in the United States.These developments created a “risk-on/risk-off” investment climate in which market sentiment shifted rapidly between optimism and caution. In contrast, yields of money market instruments remained stable near historical lows, as an aggressively accommodative monetary policy from the Federal Reserve Board prevented yields from rising or falling appreciably in light of changing economic news.

Despite recently troubling headlines, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Dreyfus New Jersey Municipal Money Market Fund produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.01%.1

The U.S. economic recovery proved erratic during the reporting period, but tax-exempt money market yields remained stable as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Economic Sentiment Shifted, but Yields Remained Low

Most financial markets were in the midst of a rally at the start of the reporting period as investors responded to U.S. employment gains and measures by European policymakers to address a sovereign debt crisis. However, new developments in the spring called these positive influences into question. The U.S. labor market’s rebound slowed as the public sector shed jobs and private sector employment gains proved more anemic than expected. Austerity measures designed to relieve fiscal pressures in Europe encountered resistance, threatening proposed bailouts and the region’s economic prospects.

Despite the changing economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer-term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

Although New Jersey’s tax revenues increased modestly in 2011, the state has continued to struggle with rising retiree benefits costs, a relatively slow economic recovery, and depleted reserve fund balances.

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection, focusing on essential service revenue bonds issued by water, sewer and electric enterprises, and certain local credits from issuers with strong financial positions and stable tax bases.We generally shied away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in the global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014.With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.65
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.67
Ending value (after expenses)	$1,023.35

† Expenses are equal to the fund’s annualized expense ratio of .33%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—102.7%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—100.7%
Atlantic County,
GO Notes (County College Bonds
and General Bonds)	1.00	11/1/12	677,000		678,125
Atlantic County,
GO Notes (State Aid County
College Bonds)	1.00	11/1/12	226,000		226,376
Bayonne,
GO Notes (School Bonds)	4.13	7/15/12	270,000		271,116
Bloomfield Township,
GO Notes, BAN	1.50	1/18/13	5,000,000		5,023,508
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark, Marine
Termimal Rent-Backed Revenue
(Newark Redevelopment Projects))
(Liquidity Facility; Branch Banking
and Trut Co. and LOC; Branch
Banking and Trust Co.)	0.21	6/7/12	6,735,000	[a,b,c]	6,735,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking
and Trust Co.)	0.21	6/7/12	10,220,000	[a,b,c]	10,220,000
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental
Leasing Program)	4.50	8/15/12	250,000		251,989
Burlington County Bridge
Commission, County-Guaranteed
LR, Refunding (Governmental
Leasing Program)	2.00	8/15/12	105,000		105,300
Camden County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	1/15/13	500,000		513,856

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Camden County Improvement
Authority, County-Guaranteed
LR, Refunding (Camden County
College Parking Project)	2.00	9/1/12	420,000		421,525
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (P-FLOATS
Series PT-3321) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.42	6/7/12	6,455,000	[a,b,c]	6,455,000
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/12	500,000		502,663
Carteret Borough Redevelopment
Agency, Revenue (Project Note)	1.00	9/28/12	1,000,000		1,000,481
Cherry Hill Township,
GO Notes (General Improvement
and Sewer Utility)	4.00	8/15/12	200,000		201,389
Cliffside Park Borough,
Tax Appeal Refunding Notes	1.25	12/14/12	980,000		981,298
Deutsche Bank Spears/Lifers Trust
(Series DBE-557) (Newark
Housing Authority, Port
Authority-Port Newark Marine
Terminal Additional
Rent-Backed Revenue
(City of Newark Redevlopment
Projects)) (Liquidity Facility;
Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.32	6/7/12	2,900,000	[a,b,c]	2,900,000
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	7,000,000		7,002,237
Egg Harbor Township Board of
Education, GO Notes	4.00	9/15/12	100,000		101,021
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.50	4/12/13	9,900,000		9,962,713
Elmwood Park Borough Board of
Education, GO Notes	4.13	8/1/12	100,000		100,595
Essex County,
GO Notes (County College and
General Improvement)	2.00	6/1/12	260,000		260,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Essex County Improvement
Authority, Revenue (The
Children’s Institute Project)
(LOC; Wells Fargo Bank)	0.28	6/7/12	1,110,000	[a]	1,110,000
Galloway Township,
GO Notes (General Improvement
and Sewer Utility)	2.00	9/1/12	820,000		823,152
Gloucester County Improvement
Authority, County Guaranteed
LR, Refunding	3.00	12/1/12	100,000		101,253
Irvington Township,
GO Notes, BAN	2.00	6/21/12	2,000,000		2,000,647
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	1,500,000		1,502,695
Keyport Borough,
GO Notes	3.00	8/1/12	200,000		200,762
Long Hill Township,
GO Notes, Refunding	5.00	8/15/12	100,000		100,916
Lopatcong Township Board of
Education, GO Notes, Refunding	3.00	7/15/12	150,000		150,412
Lower Township,
GO Notes, Refunding (General
Improvement)	2.00	7/15/12	485,000		485,829
Lower Township Municipal Utilities
Authority, Project Note	2.00	9/21/12	5,000,000		5,022,061
Middlesex County Improvement
Authority, County-Guaranteed
Capital Equipment and
Improvement Revenue	1.25	9/15/12	1,000,000		1,001,837
Millstone Township Board of
Education, GO Notes, Refunding
(School District Bonds)	3.00	7/15/12	120,000		120,316
Morris County Improvement
Authority, Guaranteed
School District Revenue
(Morris Hills Regional
District Project)	3.50	10/1/12	100,000		100,997
New Brunswick,
GO Notes, Refunding	5.00	9/15/12	155,000		156,930

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey,
GO, Refunding	5.25	7/1/12	250,000		250,992
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.24	6/7/12	1,135,000	[a]	1,135,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.28	6/7/12	4,235,000	[a]	4,235,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.27	6/7/12	16,700,000	[a]	16,700,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.33	6/7/12	1,540,000	[a]	1,540,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wells Fargo Bank)	0.33	6/7/12	25,000	[a]	25,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.33	6/7/12	1,195,000	[a]	1,195,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project)
(LOC; TD Bank)	0.30	6/7/12	1,025,000	[a]	1,025,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.33	6/7/12	930,000	[a]	930,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project) (LOC;
Bank of America)	0.26	6/7/12	625,000	[a]	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project)
(LOC; TD Bank)	0.30	6/7/12	1,620,000	[a]	1,620,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery, Inc.
Project) (LOC; PNC Bank NA)	0.25	6/7/12	1,435,000	[a]	1,435,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc. Project)
(LOC; Wells Fargo Bank)	0.33	6/7/12	1,080,000	[a]	1,080,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project)
(LOC; TD Bank)	0.21	6/7/12	2,065,000	[a]	2,065,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wells Fargo Bank)	0.23	6/7/12	2,500,000	[a]	2,500,000
New Jersey Economic Development
Authority, EDR, Refunding
(Stolthaven Perth Amboy Inc.
Project) ) (LOC; Citibank NA)	0.21	6/7/12	8,400,000	[a]	8,400,000
New Jersey Economic Development
Authority, EDR, Refunding (The
Trustees of The Lawrenceville
School Project)	5.00	7/1/12	100,000		100,365
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project)
(LOC; TD Bank)	0.31	6/7/12	1,300,000	[a]	1,300,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.23	6/1/12	29,100,000	[a]	29,100,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore
Nursing and Rehabilitation Center
Projects) (LOC; Bank of America)	0.32	6/7/12	5,525,000	[a]	5,525,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore
Nursing and Rehabilitation Center
Projects) (LOC; Bank of America)	0.35	6/7/12	4,210,000	[a]	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC; Wells
Fargo Bank)	0.23	6/7/12	315,000	[a]	315,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.28	6/7/12	1,265,000	[a]	1,265,000
New Jersey Economic
Development Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo Bank)	0.28	6/7/12	1,730,000	[a]	1,730,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.25	6/7/12	1,515,000	[a]	1,515,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wells Fargo Bank)	0.28	6/7/12	140,000	[a]	140,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.33	6/7/12	2,000,000	[a]	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.30	6/7/12	5,620,000	[a]	5,620,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project)
(LOC; TD Bank)	0.21	6/7/12	2,860,000	[a]	2,860,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells Fargo Bank)	0.23	6/7/12	3,870,000	[a]	3,870,000
New Jersey Economic Development
Authority, Revenue (Young Men’s
Christian Association of Metuchen
Project) (LOC; Wells Fargo Bank)	0.28	6/7/12	995,000	[a]	995,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride, L.P.
Project) (LOC; Wells Fargo Bank)	0.33	6/7/12	1,625,000	[a]	1,625,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Trenton Office Complex)	5.25	6/15/12	250,000		250,429
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.21	6/7/12	10,000,000	[a]	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.21	6/7/12	5,470,000	[a]	5,470,000
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.75	9/1/12	1,250,000		1,265,612
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint Elizabeth
Issue) (LOC; RBS Citizens NA)	0.28	6/7/12	15,700,000	[a]	15,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Citigroup ROCS,
Series RR II R-11626)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Citibank NA)	0.38	6/7/12	1,000,000	[a,b,c]	1,000,000

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC;
Bank of America)	0.28	6/7/12	200,000	[a]	200,000
New Jersey Housing and
Mortgage Finance Agency,
Multi-Family Revenue	0.90	5/1/13	1,000,000		1,000,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Lloyds
TBS Bank PLC)	0.50	6/7/12	10,330,000	[a]	10,330,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility;
Barclays Bank PLC)	0.19	6/7/12	10,000,000	[a]	10,000,000
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.63	6/15/12	295,000		295,548
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/12	100,000		102,566
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	12/15/12	150,000		154,202
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.56	6/7/12	7,600,000	[a]	7,600,000
North Bergen Municipal Utilities
Authority, Sewer Revenue
Subordinated Project Notes	1.00	9/28/12	3,000,000		3,002,897
North Brunswick Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	1/15/13	355,000		360,082
Ocean City,
GO Notes (General Improvement)	2.00	8/15/12	135,000		135,358

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Orange Township,
GO Notes, Refunding
(School Bonds)	3.75	12/1/12	100,000		101,523
Paramus Borough,
GO Notes (General Improvement,
Golf Course Utility and
Swimming Pool Utility)	4.00	7/15/12	235,000		236,007
Paterson,
GO Notes, BAN	1.50	6/6/13	6,929,000		6,946,045
Point Pleasant Beach Borough,
GO Notes (General Improvement)	2.25	8/1/12	100,000		100,274
Pompton Lakes Borough,
GO Notes (General Bonds)	1.25	1/15/13	175,000		175,815
Port Authority of New York and
New Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.24	6/7/12	1,660,000	[a,b,c]	1,660,000
Port Authority of New York and
New Jersey, Equipment Notes	0.24	6/7/12	5,800,000	[a]	5,800,000
Rahway,
GO Notes, BAN	1.50	8/10/12	3,000,000		3,002,836
Randolph Township Board of
Education, GO Notes
(School Bonds)	1.50	2/1/13	302,000		304,011
Raritan Township,
GO Notes (General Improvement)	2.00	8/1/12	100,000		100,216
Ridgefield Park,
GO Notes, BAN	1.50	4/19/13	1,000,000		1,006,033
Ridgewood,
GO Notes (General Improvement
and Water Utility)	4.00	7/1/12	150,000		150,442
Sayreville Borough,
GO Notes, Refunding (General
Improvement Bonds and Water
Improvement Bonds)	1.50	12/15/12	1,000,000		1,003,744
South Orange Village Township,
GO Notes, Refunding	3.00	11/1/12	150,000		151,527

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Stafford Township,
GO Notes	4.00	8/1/12	100,000		100,566
Sussex County Municipal Utilities
Authority, Revenue (Paulins
Kill Basin Water Reclamation
System Project Note)	1.50	2/15/13	2,750,000		2,769,363
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.00	6/1/12	125,000	[d]	125,000
Tobacco Settlement Financing
Corporation of New Jersey, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	5.00	6/1/12	100,000	[d]	100,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/12	235,000	[d]	235,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	6/1/12	475,000	[d]	475,000
Trenton,
GO Notes	3.00	7/15/12	100,000		100,288
Wallkill Valley Regional High
School District Board of
Education, GO Notes	2.00	9/1/12	200,000		200,637
West Orange Township Board of
Education, GO Notes
(School Bonds)	4.25	11/1/12	100,000		101,472
Woodbridge Township,
GO Notes (Sewer Utility)	2.00	7/1/12	850,000		850,892
Woodbridge Township Board of
Education, GO Notes
(School Bonds)	4.25	7/15/12	825,000		828,811
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	3,090,000		3,100,497

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—2.0%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	0.28	6/7/12	5,300,000[a]	5,300,000

Total Investments (cost $275,616,049)			102.7%	275,616,049

Liabilities, Less Cash and Receivables			(2.7%)	(7,301,696)

Net Assets			100.0%	268,314,353

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, these securities amounted to $28,970,000 or 10.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1 +,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	65.2
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	9.7
Not Rated[f]		Not Rated[f]		Not Rated[f]	25.1
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	275,616,049	275,616,049
Cash		265,370
Interest receivable		542,201
Prepaid expenses		15,752
		276,439,372
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		79,831
Payable for investment securities purchased		7,946,045
Payable for shares of Common Stock redeemed		59,251
Accrued expenses		39,892
		8,125,019
Net Assets ($)		268,314,353
Composition of Net Assets ($):
Paid-in capital		268,306,489
Accumulated net realized gain (loss) on investments		7,864
Net Assets ($)		268,314,353
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		268,403,156
Net Asset Value, offering and redemption price per share ($)		1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	451,813
Expenses:
Management fee—Note 2(a)	693,642
Shareholder servicing costs—Note 2(b)	100,396
Professional fees	39,182
Directors’ fees and expenses—Note 2(c)	24,559
Custodian fees—Note 2(b)	15,585
Prospectus and shareholders’ reports	12,879
Registration fees	8,566
Miscellaneous	16,483
Total Expenses	911,292
Less—reduction in expenses due to undertaking—Note 2(a)	(459,389)
Less—reduction in fees due to earnings credits—Note 2(b)	(99)
Net Expenses	451,804
Investment Income—Net	9
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	718
Net Increase in Net Assets Resulting from Operations	727
See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	9	66
Net realized gain (loss) on investments	718	9,939
Net Increase (Decrease) in Net Assets
Resulting from Operations	727	10,005
Dividends to Shareholders from ($):
Investment income—net	(9)	(2,859)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	246,797,988	486,991,663
Dividends reinvested	9	2,463
Cost of shares redeemed	(255,789,728)	(526,180,337)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(8,991,731)	(39,186,211)
Total Increase (Decrease) in Net Assets	(8,991,013)	(39,179,065)
Net Assets ($):
Beginning of Period	277,305,366	316,484,431
End of Period	268,314,353	277,305,366

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2012			Year Ended November 30,
	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.003	.021	.031
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.003)	(.021)	(.031)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.27	2.13	3.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66[c]	.66		.64		.64	.60	.62
Ratio of net expenses
to average net assets	.33[c]	.43		.49		.60	.59	.61
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.27	2.05	3.07
Net Assets, end of period
($ x 1,000)	268,314 277,305			316,484		434,393	497,086	476,915

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost,

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1 – Unadjusted Quoted Prices	—
Level 2 - Other Significant Observable Inputs	275,616,049
Level 3 - Significant Unobservable Inputs	—
Total	275,616,049
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: tax exempt income $66 and long-term capital gains $2,793.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $459,389 during the period ended May 31, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2012, the fund was charged $62,640 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency and cash management agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2012, the fund was charged $26,585 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $15,585 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $2,369 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $99.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $114,296, custodian fees $7,605, chief compliance officer fees $2,652 and transfer agency per account fees $13,350, which are offset against an expense reimbursement currently in effect in the amount of $58,072.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $200,135,000 and $172,750,000, respectively.

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)